CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Net income/(loss) before tax	€ 3,312	€ 5,372	€ (8,928)
Adjustments to profit/loss:	9,099	1,205	(3,466)
Depreciation and amortization (Note 13)	121	146	114
Movements in provisions (Note 9)	6,028	1,858	2,246
Exchange rate impact (Note 13)	5,027	6,519	1,618
Effect of hyperinflation on results (Note 13)	(3,249)	(8,990)	(5,292)
Short term investment gain (Note 13)	(25)	(1,382)	(1,020)
Related parties debt restructuring (Note 13)			1,573
Changes in fair value (Note 13)	719	3,310	(890)
Interest (income)/expenses (Note 13)	(342)	(603)	(1,815)
Interest expense on lease liabilities (Note 6)	188	105
Non-cash lease expense (Note 6)	524	242
Others	108
Changes in working capital:	6,647	(541)	2,034
Trade receivables and other current assets (Note 8)	5,283	2,136	(9,269)
Trade payables and other current liabilities (Note 11)	1,364	(2,677)	11,303
Income tax paid	(2,550)	(2,093)	(1,220)
Net cash provided by (used in) operating activities	16,508	3,943	(11,580)
Payment for purchases of property, plant and equipment (Note 5)	(85)	(256)	(245)
Net cash used in investing activities	(85)	(256)	(245)
Repayment of other borrowings (Note 10)	(1,557)	(1,740)	1,330
Interest paid on lease liabilities (Note 6)	(188)	(105)
Capitalized lease payments (Note 6)	(471)	(197)
Treasury shares (Note 9)	(2,359)
Net cash provided by (used in) financing activities	(4,575)	(2,042)	1,330
Net increase/(decrease) in cash and cash equivalents	11,848	1,645	(10,495)
Cash and cash equivalents at the beginning of the year	40,307	41,278	53,808
Effect of changes in exchange rates on cash and cash equivalents	(2,172)	(2,616)	(2,035)
Cash and cash equivalents at the end of the year	49,983	40,307	41,278
Initial recognition of ROU and lease liabilities (Note 6)	588	2,200
Forgiveness of loan deemed as capital contribution			€ 311